Schedule Of The Company’s Movement In RSU Liability (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Impact of foreign exchange	$ 6,101
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period		773,891
Share based compensation	12,315,277	89,449
RSUs redeemed in cash	(54,779)	(863,280)
Impact of foreign exchange	11,373	(60)
Balance, end of period	$ 12,271,871